30-Nov-2013
Principal
Payment
0.00

0.00
59,189,494.85
0.00
59,189,494.85
Interest per
Interest & Principal
per $1000 Face Amount
0.473431

1.000000
Interest & Principal
Amounts in USD
Dates
Summary
Note
Factor
Total
303,471.73
$59,492,966.58
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
Class A-3 Notes
0.880000%
213,178.00
0.435947
59,402,672.85
121.477859
0.00
0.000000
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
0.000000
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.343780%
0.00
0.000000
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
present value of Base Residual Value
1,000,113,898.17
577,582,372.64
534,599,552.64
Amount
Percentage
Total Securitization Value
1,697,643,474.41
697,537,101.80
638,347,606.95
present value of lease payments
697,529,576.24
119,954,729.16
103,748,054.31
Total Note Balance
1,430,264,000.00
391,961,276.41
332,771,781.56
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Class A-3 Notes
489,000,000.00
290,697,276.41
231,507,781.56
121.041912
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
15-Nov-2013
16-Dec-2013                     Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Nov-2013
15-Dec-2013
30/360 Days
30
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
Collection Period Ended
0.000000

0.000000
Collection Period No.
21
Collection Period (from... to)
1-Nov-2013
30-Nov-2013
Payment Date
16-Dec-2013
Interest Period of the Class A-1 Notes (from... to)

Distribution Detail
Shortfall
Available Funds
Regular Principal Distribution Amount
59,189,494.85
59,189,494.85
0.00
Principal Distribution Amount
59,189,494.85
59,189,494.85
0.00
Interest Distributable Amount Class A Notes
303,471.73
303,471.73
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
213,178.00
213,178.00
0.00
Monthly Interest Distributable Amount
303,471.73
303,471.73
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Total Servicing Fee
581,280.92
581,280.92
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Available Funds
70,954,362.54
Amount Due
Total Available Collections
70,954,362.54
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
10,880,115.04
70,954,362.54
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
979.79
(8) Total Trustee Fees [not previously paid under (2)]
0.00

0.00
Subtotal
70,953,382.75
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
59,189,494.85
Excess wear and tear included in Net Sales Proceeds
28,071.72
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
436,915.04
(4) Priority Principal Distribution Amount
303,471.73
0.00
Net Sales Proceeds-scheduled terminations
26,003,472.22
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
0.00
0.00
28,194,794.69
Nonrecoverable Advances to the Servicer
Lease Payments Received
16,755,115.84
(1) Total Servicing Fee
Distributions
581,280.92

Notice to Investors
Cumulative Turn-in Ratio
81.54%
Proportion of base prepayment assumption realized life to date
54.85%
Actual lifetime prepayment speed
0.54%
Weighted Average Seasoning (months)
12.37
29.66
Aggregate Base Residual Value
1,139,551,610.25
557,766,518.83
Weighted Average Securitization Rate
6.66%
6.60%
Weighted Average Remaining Term (months)
25.04
8.66
Securitization Value end of Collection Period
638,347,606.95
21,926
Pool Factor
37.60%
As of Cutoff Date
Current
Terminations- Scheduled
21,096,323.38
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,269,863.70
Securitization Value beginning of Collection Period
697,537,101.80
23,669
Principal portion of lease payments
12,566,772.28
Terminations- Early
24,256,535.49
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
111.79
Net Investment Earnings on the Exchange Note
Collection Account
868.00
Investment Earnings for the Collection Period
979.79
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
111.79
minus Net Investment Earnings
111.79
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
Reserve Fund and Investment Earnings

Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(6.771%)
Less sales proceeds and other payments received during
Collection Period
54,172,091.12
Current Residual Loss / (Gain)
(7,974,334.57)
Cumulative Residual Loss / (Gain)
(114,954,896.55)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date

Securitization Value
(0.129%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
46,197,756.55
Less Recoveries
533,163.44
Current Net Credit Loss / (Gain)
(203,300.73)
Cumulative Net Credit Loss / (Gain)
(2,184,198.17)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
424,966.02
Less Liquidation Proceeds
95,103.31
91-120 Days Delinquent
254,730.69
8
0.04%
Total
638,347,606.95
21,926
100.00%
31-60 Days Delinquent
2,269,593.05
68
0.36%
61-90 Days Delinquent
886,800.69
28
0.14%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
634,936,482.52
21,822
99.47%